Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
Class A, Class M, Class C, Class I and Class Z
April 29, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in April and December.

ACSF-21-02 1.847521.132	October 1, 2021

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Portfolio
Class A, Class M, Class C, Class I and Class Z
April 29, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in April and December.

ATLC-21-02 1.845214.132	October 1, 2021

Supplement to the
Fidelity® Select Portfolios®
Utilities Portfolio
April 29, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in April and December.

SELUTL-21-01 1.918622.111	October 1, 2021

Supplement to the
Fidelity® Select Portfolios®
Consumer Staples Portfolio
April 29, 2021
Prospectus

The following information replaces similar information found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in April and December.

SELCS-21-01 1.918665.115	October 1, 2021

Supplement to the
Fidelity® Select Portfolios®
Telecommunications Services Sector
April 29, 2021
Prospectus

The following information replaces similar information for Telecommunications Portfolio found in the “Shareholder Information” section under the “Dividends and Capital Gain Distributions” heading.

The fund normally pays dividends in April, July, October and December and capital gain distributions in April and December.

SELTS-21-01 1.918618.120	October 1, 2021